Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Short-term leases	$ 2,035	$ 2,708	$ 1,740
Cash outflow for leases	6,279	8,666	6,615
Additions, right-of-use assets	1,030	10,391	3,485
Additions, lease liabilities	$ 1,057	$ 10,160	$ 3,427